Investments in associates and joint ventures - Summary income statement of Moet Hennesy (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of associates [line items]
Sales	£ 11,752	£ 12,867	£ 12,163
Profit for the year	1,454	3,337	3,144
Total comprehensive income for the year	1,290	3,624	2,868
Moet Hennessy
Disclosure of associates [line items]
Sales	4,425	4,713	4,445
Profit for the year	838	911	897
Total comprehensive income for the year	£ 765	£ 865	£ 799